Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses and other payables
12.
Accrued expenses and other payables

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Employee related payables	$2,632,334	$763,181
Accrued expenses	1,323,842	1,686,609
VAT, duty and tax liability	188,766	11,515
Other	347,848	179,079
Total	4,492,790	2,640,384